Income Taxes - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 135,733	$ 122,279
Tax credits	14,047	10,620
Stock compensation	3,680	4,752
Accruals and reserves	2,747	7,929
Inventory reserve	8,797	289
Lease liability	7,646	7,063
Depreciation	914	102
Capitalized tax R&E	15,127
Other	3,901	1,600
Total deferred tax assets	192,592	154,634
Valuation allowance	(187,421)	(148,785)
Total Deferred tax assets	5,171	5,849
Deferred tax liabilities
Right-of-use asset	$ (5,171)	$ (5,849)